Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fixed rent expense	$ 356	$ 329	$ 332
Short-term lease cost
Net lease cost	356	329	332
Cost of Sales
Net lease cost	0	0	0
General & Administrative Expenses
Net lease cost	$ 356	$ 329	$ 332